COLLATERALIZED TRANSACTIONS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
COLLATERALIZED TRANSACTIONS
Total client margin asset	$ 1,626,260,131	$ 332,460,879
Fulfillment of client margin financings	168,840,684	42,704,203
Fulfillment of client short sales	21,492,878	10,815,155
Securities lending to other brokers	434,780,528	55,098,508
Total collateral repledged	$ 625,114,090	$ 108,617,866